Expense Example - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Health Care Portfolio - VIP Health Care Portfolio - Service Class 2	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 86
3 years	268
5 years	466
10 years	$ 1,037